Other Long-Term Assets - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
		Aug. 08, 2012	Dec. 31, 2022	Dec. 31, 2023
Statement [Line Items]
Upfront cash consideration paid	[1]			$ 46,352
Refundable deposit - 777 PMPA			$ 8,073	8,717
Present Value of Refundable deposit - 777 PMPA			$ 8,000
Seven Seven Seven PMPA [Member]
Statement [Line Items]
Term Of Contract		40 years
Upfront cash consideration paid		$ 455,000
Refundable deposit - 777 PMPA				$ 78,000
Interest rate			8.00%
Impairment losses			$ 2,000
Long Term Receivables Maturity Date			Aug. 08, 2052

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.